Intangible Assets - Summary of Intangible Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	CAD 449.5
Ending Balance	262.4	CAD 449.5
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	590.5	232.1
Additions	6.1	354.2
Removal of fully amortized assets	(38.8)	(27.8)
Impact of foreign exchange	(26.4)	5.7
Ending Balance	430.5	590.5
Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line Items]
Additions	5.7	25.7
Gross carrying amount [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line Items]
Additions		0.6
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	141.0	94.0
Current year amortization	82.1	77.6
Removal of fully amortized assets	(38.8)	(27.8)
Impact of foreign exchange	(5.2)	(2.8)
Ending Balance	168.1	141.0
Client relationships [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	314.0
Ending Balance	199.1	314.0
Client relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	399.0	146.3
Additions	3.2	246.9
Removal of fully amortized assets	(13.8)	(0.3)
Impact of foreign exchange	(20.8)	6.1
Ending Balance	289.5	399.0
Client relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	85.0	59.3
Current year amortization	30.2	26.8
Removal of fully amortized assets	(13.8)	(0.3)
Impact of foreign exchange	(3.8)	(0.8)
Ending Balance	90.4	85.0
Contract backlog [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	36.3
Ending Balance	10.3	36.3
Contract backlog [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	55.5	12.9
Additions	2.7	50.6
Removal of fully amortized assets	(6.2)	(9.5)
Impact of foreign exchange	(4.1)	1.5
Ending Balance	47.9	55.5
Contract backlog [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	19.2	6.0
Current year amortization	26.4	22.3
Removal of fully amortized assets	(6.2)	(9.5)
Impact of foreign exchange	(1.8)	0.4
Ending Balance	37.6	19.2
Software [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	69.4
Ending Balance	38.7	69.4
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	97.6	63.0
Additions		27.6
Removal of fully amortized assets	(15.7)	(16.5)
Impact of foreign exchange	0.4	(2.8)
Ending Balance	65.6	97.6
Software [member] | Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line Items]
Additions	5.7	25.7
Software [member] | Gross carrying amount [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line Items]
Additions		0.6
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	28.2	25.4
Current year amortization	17.2	21.6
Removal of fully amortized assets	(15.7)	(16.5)
Impact of foreign exchange	1.0	(2.3)
Ending Balance	26.9	28.2
Other intangibles [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	29.8
Ending Balance	14.3	29.8
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	38.4	9.9
Additions	0.2	29.1
Removal of fully amortized assets	(3.1)	(1.5)
Impact of foreign exchange	(1.9)	0.9
Ending Balance	27.5	38.4
Other intangibles [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	8.6	3.3
Current year amortization	8.3	6.9
Removal of fully amortized assets	(3.1)	(1.5)
Impact of foreign exchange	(0.6)	(0.1)
Ending Balance	13.2	8.6
Lease disadvantages [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(4.8)
Ending Balance	(2.7)	(4.8)
Lease disadvantages [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(10.3)	(8.1)
Additions		(2.8)
Removal of fully amortized assets	2.5	0.5
Impact of foreign exchange	0.6	0.1
Ending Balance	(7.2)	(10.3)
Lease disadvantages [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Beginning Balance	(5.5)	(4.1)
Current year amortization	(1.9)	(1.9)
Removal of fully amortized assets	2.5	0.4
Impact of foreign exchange	0.4	0.1
Ending Balance	(4.5)	CAD (5.5)
Innovyze, Inc. [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(103.3)
Innovyze, Inc. [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(8.3)
Innovyze, Inc. [member] | Client relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(78.1)
Innovyze, Inc. [member] | Client relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(7.2)
Innovyze, Inc. [member] | Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(19.1)
Innovyze, Inc. [member] | Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(1.1)
Innovyze, Inc. [member] | Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(6.1)
Other [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(3.3)
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(2.7)
Other [member] | Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	(3.3)
Other [member] | Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line Items]
Disposals	CAD (2.7)